Note 09 - Financing, Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2011	Dec. 31, 2010
Financing [Abstract]
Weighted average annual interest rates on outstanding short-term borrowings	1.93%	2.31%
Purchase and sale of ships	41
Purchase and sale of convoys	20
Shipyards of agreements for conditioned purchase and sale	6
Agreement for conditioned purchase and sale	$ 6,144
Percentage of financing by BNDES	90.00%